Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease liabilities

18.	Lease liabilities

	2025	2024
	S$	S$
Lease liabilities payable:

Within one year	20,353	6,500
Within a period of more than one year but not more than two years	22,806	-
	43,159	6,500

Less: portion classified as current liabilities	(20,353)	(6,500)

Non-current liabilities	22,806	-

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)